Organization and Summary of Significant Accounting Policies - Reconciliation of Historical Weighted Average Common Shares Outstanding to Unaudited Pro Forma Weighted Average Common Shares Outstanding (Detail) - shares
	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2015	Nov. 01, 2014	Oct. 31, 2015	Nov. 01, 2014	Jan. 31, 2015	Feb. 01, 2014
Weighted Average Shares Used In Computing Earnings Per Share [Line Items]
Weighted average common shares outstanding-basic	58,478,249	48,202,093	52,258,973	48,203,041	48,202,480	48,519,420
Pro forma weighted average common shares outstanding-basic	0	0	0	0	53,223,830	0
Incremental shares from assumed IPO related to dividends in excess of earnings	2,225,337	637,897	1,842,991	212,632	406,870
Unaudited pro forma weighted average common shares outstanding-diluted	0	0	0	0	53,630,700	0
IPO [Member]
Weighted Average Shares Used In Computing Earnings Per Share [Line Items]
Incremental shares from assumed IPO related to dividends in excess of earnings					5,021,350